Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2018	Apr. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Central Index Key	0000839923
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	26,676,624,411	0
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY